Notes Payable (Details) - USD ($)		Jun. 30, 2023	Dec. 31, 2022
Debt Instrument [Line Items]
Notes Payable		$ 1,353,247	$ 446,246
Notes Payable		1,056,348	482,885
Debt Instrument, Unamortized Discount		945,293	1,823,265
Total notes payable		2,409,595	929,131
Secured Royal Participation Agreement [Member]
Debt Instrument [Line Items]
Secured debt	[1]	0	150,000
Vehicle And Equipment Loans [Member]
Debt Instrument [Line Items]
Notes Payable	[2]	2,770	11,246
Notes Payable [Member]
Debt Instrument [Line Items]
Notes Payable	[3]	1,350,477	285,000
Convertible Notes Payable [Member]
Debt Instrument [Line Items]
Notes Payable			482,885
Notes Payable	[4]	$ 1,056,348	$ 482,885

[1]	During June 2018, the Company entered into two (2) Secured Royalty Participation Agreements with Profile Solutions, Inc. (“PSI”) in exchange for working capital loans totaling $150,000. The loan amounts were due in June of 2019, plus an IRR of 18%. In consideration of these loan obligations, The Company agreed to pay a monthly royalty for one year being the greater of: x) 10% of the loan amount or y) 1.5% of the monthly gross revenues. PSI claims that these loans are in default, but the Company contends the loans reflected the terms of these agreements were usurious and contends that the loans are not legally enforceable obligations. This case was dismissed by the Court March 16, 2023 leaving a gain on extinguishment of $150,000. (See Legal Part I, 3.1)
[2]	In 2019, Malaysia borrowed $27,295 to purchase a car. The note accrues interest at 4.42% and matures in 5 years with a balance due as at June 30, 2023 of $2,770 (December 31, 2022 - $11,246).
[3]	In 2019, the Company engaged in agreements involving promissory notes with three lenders, collectively amounting to a principal balance of $375,000. These notes, bearing effective interest rates of 10%, mature within a one-year timeframe. Additionally, the Company allotted 45,000 shares of common stock, cumulatively valued, as a commitment incentive, resulting in an associated debt discount of $22,500. In the subsequent year, 2020, the Company further entered into promissory note arrangements with four lenders, culminating in an aggregate principal balance of $225,000. The effective interest rates for these notes range between 8% and 10% annually. As of December 31, 2022, the outstanding balance for the notes from both the 2019 and 2020 issuances amounted to $275,000, accompanied by accrued interest totaling $50,819.
[4]	During the fiscal year concluding on December 31, 2021, the Company issued a cumulative total of $2,423,738 in convertible promissory notes to investors. These notes featured varying maturity dates spanning from nine months to three years, coupled with interest rates ranging from 8% to 12% per annum. In addition, the Company distributed 154,173 shares of common stock and granted warrants allowing the purchase of 2,400,000 common stock shares at exercise prices spanning between $2.685 and $3.00 per share. The recorded value of both the common stock and warrants was attributed as a discount to the notes, valuated at fair market value.